Average Annual Total Returns - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - StrategicAdvisersTax-SensitiveShortDurationFund-PRO - Strategic Advisers Tax-Sensitive Short Duration Fund	Jul. 30, 2024
Strategic Advisers Tax-Sensitive Short Duration Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.83%
Past 5 years	1.47%
Since Inception	1.47%	[1]
Strategic Advisers Tax-Sensitive Short Duration Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.72%
Past 5 years	1.42%
Since Inception	1.43%	[1]
Strategic Advisers Tax-Sensitive Short Duration Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.35%
Past 5 years	1.42%
Since Inception	1.42%	[1]
IXYDZ
Average Annual Return:
Past 1 year	3.39%
Past 5 years	1.36%
Since Inception	1.39%
LB319
Average Annual Return:
Past 1 year	3.39%
Past 5 years	1.34%
Since Inception	1.41%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Since Inception	2.10%

[1]	A From December 28, 2017 .